SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Foreign currencies translation
	March 31, 2021	March 31, 2020
Period-end HKD:US$ exchange rate	0.12863	0.12899
Period average HKD:US$ exchange rate	0.12892	0.12869
Period-end SGD:US$ exchange rate	0.74331	-
Period average SGD:US$ exchange rate	0.75071	-

	December 31, 2020	December 31, 2019
Year-end HKD:US$ exchange rate	0.12899	0.12842
Average HKD:US$ exchange rate	0.12894	0.12764
Year-end SGD:US$ exchange rate	0.75645	-
Average SGD:US$ exchange rate	0.74365	-